FINANCIAL ASSETS AND LIABILITIES (Details 2) $ in Thousands	Dec. 31, 2015 USD ($) Rate	Aug. 31, 2015	Dec. 31, 2014 USD ($)
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 264,524		$ 235,801
Restricted cash	368		35,800
Floating rate debt	806,456		517,575
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	264,524		235,801
Restricted cash	368		35,800
Floating rate debt	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Floating rate debt	806,456		517,575
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Floating rate debt	0		0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	264,524		235,801
Restricted cash	368		35,800
Floating rate debt	806,456		517,575
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	264,524		235,801
Restricted cash	368		35,800
Floating rate debt	806,456		$ 517,575
Bunker swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Number of Instruments Held		4
Interest rate swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 18,958
Derivative, Fixed Interest Rate | Rate	1.4025%
Interest rate swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 56,167
Derivative, Fixed Interest Rate | Rate	1.5035%
Interest rate swap 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 94,820
Derivative, Fixed Interest Rate | Rate	1.6015%
Interest rate swap 4 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 18,178
Derivative, Fixed Interest Rate | Rate	1.6998%
Interest rate swap 5 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 18,521
Derivative, Fixed Interest Rate | Rate	1.7995%
Interest rate swap 6 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 18,864
Derivative, Fixed Interest Rate | Rate	1.907%
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 225,508